Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	76 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Without Sales Load [Member] | C000206968
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.40%)	5.82%	2.54%	7.59%
Without Sales Load [Member] | C000206969
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.44%)	5.87%	2.59%	7.63%
MSCI China A Onshore Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.57%)	6.43%	0.87%	5.43%
MSCI China A Onshore Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.57%)	6.43%	0.87%	5.43%